Concentrations of Credit Risk and Major Customers (Details Textual)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Concentrations of Credit Risk and Major Customers (Textual)
Customers accounting percentage	10.00%	10.00%	10.00%